Warrants	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants
14.	Warrants
As of May 31, 2021 and February 28, 2021, there were an aggregate of 29,079,972 warrants outstanding, which include the public warrants, private placement warrants and forward purchase warrants. Each warrant entitles its holders to purchase one share of Class A Common Stock at an exercise price of $11.50 per share. The private placement warrants became exercisable with the Domestication. The forward purchase warrants became exercisable upon effectiveness of our Form
S-1
which was initially fil
e
d on March 5, 2021 and deemed effective on March 29, 2021. The public warrants became exercisable on April 28, 2021. The public warrants, private placem
e
nt warrants and forward purchase warrants will expire five years after the Closing Date, or earlier upon redemption or liquidation. Once the warrants become exercisable, we may redeem the outstanding warrants when various conditions are met, such as specific stock prices, as detailed in the specific warrant agreements. However, the 10,280,000 private placement warrants are nonredeemable so long as they are held by our Sponsor or its permitted transferees. The warrants are recorded as a liability in warrant liability on the Condensed Consolidated Balance Sheets with a balance of $128.7 million and $68.8 million as of May 31, 2021 and February 28, 2021, respectively. During the three months ended May 31, 2021, a loss of $59.9 million was recognized in loss from change in fair value of the warrant liability in the Condensed Consolidated Statements of Operations.

17.	WARRANTS
As of February 28, 2021, there were 13,800,000 public warrants, 10,280,000 private placement warrants and 5,000,000 forward purchase warrants outstanding. Each warrant entitles its holders to purchase one share of Class A Common Stock at an exercise price of $11.50 per share. The private placement warrants became exercisable with the Domestication. The forward purchase warrants became exercisable upon effectiveness of The Company’s Form
S-1
which was initially filed on March 5, 2021 and deemed effective on March 29, 2021. The public warrants became exercisable on April 28, 2021. The public warrants, private placement warrants and forward purchase warrants will expire five years after the Closing Date, or earlier upon redemption or liquidation. Once the warrants become exercisable, the Company may redeem the outstanding warrants when various conditions are met, such as specific stock prices, as detailed in the specific warrant agreements. However, the private placement warrants are nonredeemable so long as they are held by the Company’s Sponsor or its permitted transferees. The warrants are recorded as a liability in warrant liability on the Consolidated Balance Sheets. See Note 26,
Subsequent Events
for additional information